Quarterly Holdings Report
for
Fidelity® Preferred Securities & Income ETF
May 31, 2023
PSI-NPRT3-0723
1.9901715.101
Nonconvertible Bonds - 15.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.5%
Media - 0.2%
Paramount Global 6.25% 2/28/57 (b)	78,000	57,772
Wireless Telecommunication Services - 1.3%
Vodafone Group PLC 7% 4/4/79 (b)	400,000	404,720
TOTAL COMMUNICATION SERVICES		462,492
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Enterprise Products Operating LP:
3 month U.S. LIBOR + 2.980% 8.3043% 8/16/77 (b)(c)	33,000	31,928
5.25% 8/16/77 (b)	126,000	108,927
5.375% 2/15/78 (b)	67,000	54,594
Transcanada Trust:
5.3% 3/15/77 (b)	161,000	138,460
5.5% 9/15/79 (b)	128,000	107,924
5.625% 5/20/75 (b)	95,000	89,854
5.875% 8/15/76 (b)	129,000	120,718
		652,405
FINANCIALS - 7.8%
Capital Markets - 0.1%
Ares Finance Co. III LLC 4.125% 6/30/51 (b)(d)	50,000	36,000
Financial Services - 0.9%
Apollo Management Holdings LP 4.95% 1/14/50 (b)(d)	324,000	269,881
Insurance - 6.8%
American International Group, Inc. 5.75% 4/1/48 (b)	129,000	123,905
Assurant, Inc. 7% 3/27/48 (b)	61,000	58,163
Liberty Mutual Group, Inc.:
4.125% 12/15/51 (b)(d)	150,000	115,523
4.3% 2/1/61 (d)	125,000	74,524
Meiji Yasuda Life Insurance Co. 5.2% 10/20/45 (b)(d)	200,000	195,831
MetLife, Inc.:
6.4% 12/15/66 (b)	319,000	314,368
10.75% 8/1/69 (b)	128,000	166,400
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/42 (b)(d)	200,000	201,250
Nippon Life Insurance Co.:
3.4% 1/23/50 (b)(d)	100,000	88,291
5.1% 10/16/44 (b)(d)	200,000	197,135
PartnerRe Finance B LLC 4.5% 10/1/50 (b)	67,000	55,610
Prudential Financial, Inc.:
3.7% 10/1/50 (b)	200,000	168,974
5.125% 3/1/52 (b)	150,000	134,495
6% 9/1/52 (b)	200,000	195,240
		2,089,709
TOTAL FINANCIALS		2,395,590
UTILITIES - 3.8%
Electric Utilities - 2.2%
Emera, Inc. 6.75% 6/15/76 (b)	125,000	119,688
NextEra Energy Capital Holdings, Inc. 5.65% 5/1/79 (b)	104,000	94,120
PPL Capital Funding, Inc. 3 month U.S. LIBOR + 2.660% 7.8279% 3/30/67 (b)(c)	30,000	25,640
Southern Co.:
3.75% 9/15/51 (b)	100,000	84,835
4% 1/15/51 (b)	400,000	372,692
		696,975
Multi-Utilities - 1.6%
CMS Energy Corp.:
3.75% 12/1/50 (b)	409,000	309,867
4.75% 6/1/50 (b)	180,000	157,997
Sempra Energy 4.125% 4/1/52 (b)	25,000	20,266
		488,130
TOTAL UTILITIES		1,185,105
TOTAL NONCONVERTIBLE BONDS (Cost $5,147,339)		4,695,592

Nonconvertible Preferred Stocks - 24.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.:
4.75%	25,000	527,500
5.35%	7,000	167,090
5.625%	2,000	50,020
		744,610
CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
Brunswick Corp. 6.375%	1,500	37,875
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
DCP Midstream Partners LP 7.95% (b)	775	19,708
Energy Transfer LP:
7.60% (b)	8,005	184,275
7.625% (b)	3,460	84,735
Series C, 7.375% (b)(c)	2,623	64,919
		353,637
FINANCIALS - 12.9%
Financial Services - 0.5%
Equitable Holdings, Inc.:
4.30%	1,000	16,700
Series A 5.25%	3,000	59,970
KKR Group Finance Co. IX LLC 4.625%	5,000	88,000
		164,670
Banks - 4.1%
Bank of America Corp.:
4.25%	3,000	55,170
4.375%	20,000	376,200
Cadence Bank 5.50%	2,000	37,380
Fifth Third Bancorp Series K 4.95%	1,000	22,430
JPMorgan Chase & Co. 4.55%	22,900	470,824
Regions Financial Corp.:
4.45%	1,500	24,495
5.75% (b)	3,000	59,400
U.S. Bancorp:
Series L, 3.75%	2,000	33,020
Series M, 4.00%	2,500	43,625
Wells Fargo & Co. Series Z, 4.75%	4,000	75,840
Western Alliance Bancorp. (b)(c)	700	9,289
Wintrust Financial Corp.:
6.50% (b)	2,000	44,920
Series E, 6.875% (b)	750	17,475
		1,270,068
Capital Markets - 2.7%
Affiliated Managers Group, Inc. 4.75%	3,000	54,600
Charles Schwab Corp. 4.45%	2,500	49,600
Morgan Stanley:
6.875% (b)	1,250	31,488
Series K, 5.85% (b)	13,275	315,149
Series O, 4.50%	2,300	42,987
Northern Trust Corp. Series E, 4.70%	2,000	41,320
Oaktree Capital Group LLC 6.55%	2,000	44,420
SCE Trust III 5.75% (b)	1,550	34,891
State Street Corp. Series G, 5.35% (b)	1,000	23,850
Stifel Financial Corp. Series D, 4.50%	12,000	187,440
		825,745
Consumer Finance - 0.1%
Navient Corp. 6.00%	1,500	29,820
Financial Services - 0.2%
Carlyle Finance LLC 4.625%	2,500	47,250
Insurance - 5.3%
Aegon Funding Co. LLC 5.10%	3,950	83,306
Allstate Corp.:
5.10%	13,500	287,145
Series I, 4.75%	2,000	42,940
Series J, 7.375% (e)	1,800	47,574
American Financial Group, Inc.:
4.50%	6,000	108,600
5.125%	1,000	20,900
5.875%	3,000	70,350
Arch Capital Group Ltd.:
5.45%	4,000	95,840
Series G, 4.55%	2,250	45,720
Assurant, Inc. 5.25%	3,250	64,870
Athene Holding Ltd.:
Series C, 6.375% (b)	9,000	206,550
Series D, 4.875%	4,000	66,000
Series E, 7.75% (b)	1,000	24,370
Globe Life, Inc. Series D, 4.25%	2,000	37,060
Reinsurance Group of America, Inc.:
5.75% (b)	1,000	24,490
7.125% (b)	5,000	128,050
RenaissanceRe Holdings Ltd. Series G, 4.20%	1,550	27,652
Unum Group 6.25%	2,000	47,317
W.R. Berkley Corp. 4.25%	11,000	213,620
		1,642,354
TOTAL FINANCIALS		3,979,907
INDUSTRIALS - 0.7%
Trading Companies & Distributors - 0.7%
FTAI Aviation Ltd.:
8.00% (b)	600	13,608
8.25% (b)	500	11,190
8.25% (b)	500	11,155
WESCO International, Inc. (b)	6,250	167,375
		203,328
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Digital Realty Trust, Inc.:
5.25%	1,750	37,170
Series L, 5.20%	10,000	211,400
Public Storage:
4.00%	17,500	331,800
Series F, 5.15%	1,500	36,900
Series G, 5.05%	1,500	36,525
Series I, 4.875%	1,500	33,615
Summit Hotel Properties, Inc. Series F, 5.875%	775	13,237
		700,647
UTILITIES - 5.3%
Electric Utilities - 2.4%
Entergy Louisiana LLC 4.875%	1,500	35,100
Entergy Mississippi LLC 4.90%	1,250	29,025
Entergy New Orleans LLC 5.50%	2,000	48,460
Entergy, Inc. 4.875%	1,250	28,250
Pacific Gas & Electric Co. Series A	9,000	201,240
SCE Trust V 5.45% (b)	1,550	34,875
Southern Co.:
4.20%	13,000	273,390
Series A, 4.95%	4,000	92,760
		743,100
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Partners LP 5.25%	2,395	43,781
Multi-Utilities - 2.7%
Algonquin Power & Utilities Corp. Series A, 6.20% (b)	8,000	192,320
Brookfield Infrastructure Partners LP:
5.125%	825	15,106
Class A 5.00%	825	14,858
CMS Energy Corp. 5.875%	4,000	96,760
DTE Energy Co.:
4.375%	2,825	60,314
4.375%	3,000	63,120
Series E, 5.25%	2,250	52,875
NiSource, Inc. 6.50% (b)	12,000	297,600
SCE Trust VI	2,375	46,906
		839,859
TOTAL UTILITIES		1,626,740
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,230,671)		7,646,744

Preferred Securities - 54.2%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
General Motors Financial Co., Inc. 5.7% 12/31/99 (b)(f)	302,000	264,240
ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
BP Capital Markets PLC:
4.375% (b)(f)	125,000	120,000
4.875% (b)(f)	450,000	408,938
Enbridge, Inc.:
5.5% 7/15/77 (b)	126,000	110,064
5.75% 7/15/80 (b)	126,000	113,592
6% 1/15/77 (b)	68,000	63,981
6.25% 3/1/78 (b)	123,000	113,728
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.3487% (b)(c)(f)	125,000	111,563
7.125% (b)(f)	300,000	252,160
EnLink Midstream Partners LP 3 month U.S. LIBOR + 4.110% 8.9763% 12/31/99 (b)(c)(f)	31,000	25,632
		1,319,658
FINANCIALS - 41.9%
Financial Services - 0.2%
Equitable Holdings, Inc. 4.95% (b)(f)	75,000	67,725
Banks - 21.7%
Bank of America Corp.:
5.875% (b)(f)	963,000	876,330
6.1% (b)(f)	200,000	195,000
6.125% (b)(f)	100,000	97,575
Citigroup, Inc.:
3.875% (b)(f)	511,000	425,459
4.15% (b)(f)	89,000	72,106
5.95% (b)(f)	418,000	392,553
6.3% (b)(f)	745,000	703,951
Fifth Third Bancorp 4.5% (b)(f)	50,000	43,109
Huntington Bancshares, Inc. 5.625% (b)(f)	226,000	199,445
JPMorgan Chase & Co.:
4.6% (b)(f)	300,000	277,030
5% (b)(f)	401,000	383,707
6.1% (b)(f)	321,000	315,964
6.125% (b)(f)	150,000	147,467
KeyCorp 5% (b)(f)	75,000	52,275
PNC Financial Services Group, Inc. 5% (b)(f)	192,000	163,867
Regions Financial Corp. 5.75% (b)	75,000	69,495
Truist Financial Corp.:
4.95% (b)(f)	135,000	125,213
5.1% (b)(f)	403,000	354,640
5.125% 12/31/99 (b)(f)	60,000	45,000
U.S. Bancorp:
3.7% (b)(f)	400,000	291,691
5.3% (b)(f)	115,000	93,150
Wells Fargo & Co.:
3.9% (b)(f)	266,000	233,016
5.9% (b)(f)	1,171,000	1,154,891
		6,712,934
Capital Markets - 14.4%
Bank of New York Mellon Corp.:
3.7% (b)(f)	425,000	371,612
3.75% (b)(f)	96,000	77,818
4.625% (b)(f)	200,000	176,014
4.7% (b)(f)	65,000	63,651
Charles Schwab Corp.:
4% (b)(f)	831,000	625,120
5% (b)(f)	75,000	63,578
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 8.2109% (b)(c)(f)	616,000	603,625
4.125% (b)(f)	29,000	23,577
4.4% (b)(f)	894,000	750,362
5.3% (b)(f)	279,000	262,396
Morgan Stanley:
3 month U.S. LIBOR + 3.160% 8.0263% (b)(c)(f)	765,000	755,617
5.875% (b)(f)	400,000	381,212
Northern Trust Corp. 4.6% (b)(f)	60,000	52,964
State Street Corp. 5.625% (b)(f)	248,000	222,605
		4,430,151
Consumer Finance - 3.8%
Ally Financial, Inc.:
4.7% (b)(f)	470,000	332,572
4.7% (b)(f)	220,000	143,402
American Express Co. 3.55% (b)(f)	382,000	313,015
Capital One Financial Corp. 3.95% (b)(f)	400,000	297,348
Discover Financial Services 5.5% 12/31/99 (b)(f)	100,000	74,410
		1,160,747
Insurance - 1.8%
Dai-Ichi Life Insurance Co. Ltd. 4% (b)(d)(f)	200,000	188,998
Markel Group, Inc. 6% (b)(f)	100,000	96,418
MetLife, Inc. 3.85% (b)(f)	275,000	255,321
SBL Holdings, Inc. 6.5% 12/31/99 (b)(d)(f)	34,000	19,635
		560,372
TOTAL FINANCIALS		12,931,929
INDUSTRIALS - 1.5%
Trading Companies & Distributors - 1.5%
AerCap Holdings NV 5.875% 10/10/79 (b)	150,000	139,567
Air Lease Corp.:
4.125% 12/31/99 (b)(f)	56,000	34,440
4.65% (b)(f)	250,000	200,500
Aircastle Ltd. 5.25% 12/31/99 (b)(d)(f)	126,000	86,247
		460,754
UTILITIES - 5.7%
Electric Utilities - 3.0%
Duke Energy Corp. 4.875% (b)(f)	425,000	408,459
Edison International:
5% (b)(f)	314,000	268,796
5.375% (b)(f)	266,000	232,856
		910,111
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Corp.:
7% (b)(d)(f)	295,000	259,482
8% (b)(d)(f)	90,000	83,790
		343,272
Multi-Utilities - 1.6%
Dominion Energy, Inc.:
4.35% (b)(f)	150,000	126,375
4.65% (b)(f)	75,000	64,698
Sempra Energy 4.875% (b)(f)	325,000	307,021
		498,094
TOTAL UTILITIES		1,751,477
TOTAL PREFERRED SECURITIES (Cost $18,632,635)		16,728,058

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (g) (Cost $1,610,580)	1,610,258	1,610,580

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $33,621,225)	30,680,974
NET OTHER ASSETS (LIABILITIES) - 0.6%	180,194
NET ASSETS - 100.0%	30,861,168

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,816,587 or 5.9% of net assets.

(e)	Non-income producing
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,165,886	9,466,942	9,022,248	25,959	-	-	1,610,580	0.0%
Total	1,165,886	9,466,942	9,022,248	25,959	-	-	1,610,580

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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